Impairment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Impairment
25.	Impairment
The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable. In 2019, impairment losses and reversals were primarily recognized in the last quarter reflecting assets management and updates of mid and long-term assumptions used in the Company’s Strategic Plan for the 2020-2024 period, approved on November 27, 2019.
A higher estimate in decommissioning costs of E&P fields contributed significantly to the recognition of impairment losses, notably in CGUs Papa-Terra, in Campos basin, Uruguá group (Uruguá and Tambaú fields), in Santos basin, and CVIT group (Canapu and Golfinho fields), in Espírito Santo basin. This increase is mainly due to: (i) reduction in Brent’s projections bringing forward the expected date of abandonment of the producing fields; and (ii) reduction in the discount rate, reflecting an improvement in the yields of the Company’s bonds throughout 2019. Such losses were offset by the reversals associated with gains in sales (realized and expected) of producing fields in Brazil.
These losses were partially offset by the effects of reversals relating to the disposal of producing fields in Brasil.
Additionally, impairment losses were recognized due to: the postponing of project to conclude the second refining unit of Abreu e Lima refining plant (RNEST); the decision to discontinue the use of
P-37
platform in Marlim field; the sale of the drillship Sonda Vitória 10,000
(NS-30);
the investments made due to the Conduct Adjustment Declaration (“TAC”) to close the public civil action requesting the environmental licensing of Comperj.
The table below shows the impairment losses, net of reversals, recognized within the statement of income in 2019, 2018 and 2017:

Assets or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (***)	Business segment	Comments
	2019
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	105,532	196,994	1,859	E&P - Brazil	item (a1)
Transpetro’s fleet of vessels	1,347	1,453	(103)	RTM - Brazil	item (b1)
Oil and gas production and drilling equipment in Brazil	314	—	307	E&P - Brazil	item (c1)
UFN III	204	—	200	RTM - Brazil	item (d1)
Comperj	330	117	209	RTM - Brazil	item (e1)
Second refining unit in RNEST	1,043	498	534	RTM - Brazil	item (f1)
Oil and gas production and drilling equipment abroad	343	15	333	E&P - Abroad	item (g1)
Others	33	—	67	Several

			3,406

Assets classified as held for sale
Producing properties Pampo and Enchova fields	328	808	(494)	E&P - Brazil	item 25.2
Producing properties Pampo and Frade field	19	105	(84)	E&P - Brazil	item 25.2
Producing properties Pampo and Maromba field	—	68	(67)	E&P - Brazil	item 25.2
PO&G BV	444	354	89	E&P - Abroad	item 25.2
Others	592	468	(2)	Several

Total			2,848

	2018
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,019	9,923	524	E&P - Brazil	item (a2)
Transpetro’s fleet of vessels	1,721	1,300	428	RTM - Brazil	item (b2)
Oil and gas production and drilling equipment in Brazil	199	6	197	E&P - Brazil	item (c2)
UFN III	312	200	114	RTM - Brazil	item (d2)
Producing properties relating to oil and gas activities Abroad (several CGUs)	2,258	1,554	715	E&P - Brazil	item (h1)
GASFOR II	58	—	59	Gas & Power - Brazil	item (i)
Comperj	46	—	47	RTM - Brazil	item (e2)
Second refining unit RNEST	1,114	1,092	22	RTM - Brazil	item (f2)
Others	666	756	14	Several Segments

			2,120

Assets classified as held for sale
Producing properties relating to oil and gas activities in Riacho da Forquilha	98	459	(34)	E&P - Brazil
Others	25	109	(81)	Several Segments

Total			2,005

	2017
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	11,826	16,070	(870)	E&P - Brazil	item (a3)
Second refining unit in RNEST	1,716	1,261	464	RTM - Brazil	item (f3)
Fertilizer Plants	412	—	412	Gas & Power - Brazil	item (j)
Oil and gas production and drilling equipment in Brazil	360	4	363	E&P - Brazil	item (c3)
Producing properties relating to oil and gas activities abroad (several CGUs)	215	89	128	E&P - Abroad	item (h2)
Panamax vessels - Transpetro	112	—	112	RTM - Brazil	item (k)
Araucária	70	—	70	Gas & Power - Brazil	item (l)
Comperj	51	—	51	RTM - Brazil	item (e3)
Conecta and DGM	38	—	38	Distribution- Abroad	item (m)
Others	1,863	1,797	68	Several Segments

			836

Assets classified as held for sale
Producing properties relating to oil and gas activities in Roncador	3,164	2,766	405	E&P - Brazil
Others	317	366	(50)	Several Segments

Total			1,191

(*)	It only includes carrying amounts and recoverable amounts of impaired assets or asses for which reversals were recognized.
(**)	The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.
(***)	Reversals are presented in brackets.

25.1. Impairment of property, plant and equipment and intangible assets
For impairment testing purposes, the Company bases its cash flow projections on:

•	The estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;

•	Assumptions and financial budgets/forecasts approved by management for the period corresponding to the expected life cycle of each different business; and

•
Pre-tax
discount rates derived from the Company’s
post-tax
weighted average cost of capital (WACC), adjusted by specific risk-premiums in case of projects postponed for an extended period, or specific country-risks, in case of assets abroad. The use of post-tax
discount rates in determining value in use does not result in materially different recoverable amounts if pre-tax
discount rates had been used.

Information on key assumptions for impairment testing and the definition of Company’s CGUs are presented in notes 4.2 and 4.3, respectively.
During 2019, management identified and assessed the following changes in CGUs:
a) CGUs of E&P: (i) Transfer of Rights Agreement group (extinction of this CGU and formation of six new ones—CGU Itapu; CGU Búzios group; CGU Sépia group; CGU Atapu group; CGU Lula group and CGU
Berbigão-Sururu
group, following the conclusion of the revision of the Transfer of Rights Agreement and the definition of a new business and management model for assets); (ii) Parques da Baleias group (due to the redefinition of the Jubarte field, approved by the ANP, the Baleia Anã and Cacharéu fields remain in this CGU and the Cachalote and Pirambu fields were removed due to the lack of interdependence of these assets in the generation of cash inflows); (iii) North group (excluding the Corvina field and the
P-37
platform, both due to the end of the productive useful life);
b) CGU Natural Gas: the sale of 90% of Transportadora Associada de Gás (TAG) resulted in its exclusion as an asset of the CGU; and
c) CGU Energy: with the failure to sell the Termobahia e Termocamaçari thermoelectric plants, the Company’s management reversed the classification of assets held for sale to property, plant and equipment. Termobahia plant returned to the CGU due to the perspective of its use by Petrobras and its interdependence in cash generation with the other plants of the CGU, while Termocamaçari plant is now assessed separately due to the lack of perspective of operation.

The cash flow projections used to measure the value in use of the CGUs in 2019 were mainly based on average Brent prices and Brazilian real/U.S. dollar average exchange rate:

2019
	2020	2021	2022	2023	2024	Long term Average
Average Brent (US$/bbl)	65	65	65	65	65	65
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.85	3.79	3.75	3.72	3.7	3.6

2018
	2019	2020	2021	2022	2023	Long term Average
Average Brent (US$/bbl)	66	67	72	75	75	73
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.64	3.56	3.5	3.46	3.44	3.37

2017
	2018	2019	2020	2021	2022	Long term Average
Average Brent (US$/bbl)	53	58	66	70	73	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.44	3.47	3.47	3.46	3.49	3.4
Information on the main impairment losses and reversals of property, plant and equipment and intangible assets are described below:

a1) Producing properties in Brazil – 2019
Impairment assessment for producing properties in Brazil resulted in US$ 1,859 impairment losses. Cash flow projections were based on financial budgets/forecasts approved by management and the post-tax
discount rates (excluding inflation) derived from the WACC for the E&P business of 6.7% p.a. at December 31, 2019. This amount comprises:
Impairment losses in the amount of US$ 2,092, mainly related to the CGUs of Papa-Terra (US$ 369), Uruguá group (US$ 344), CVIT group (US$ 206), Corvina (US$ 158), Piranema (US$ 128), Camorim (US$ 109), Pirambu (US$ 102), Merluza group (US$ 98), Miranga group (US$ 76), Guaricema (US$ 76) and Água Grande group (US$ 72), mainly due to the decrease in estimates for the average Brent price on the projection horizon, to higher estimates for future decommissioning costs, due to the reduction in risk-free discount rates, and to changes in the schedule for removal and treatment of oil and gas production facilities;
Impairment reversals totaling US$ 53 primarily relating to Peroá group (US$ 30) and Castanhal (US$ 12), mainly due to gains in the production curve and accelerated depreciation tax benefit related to Repetro’s new tax model.

a2) Producing properties in Brazil – 2018
Impairment assessment for producing properties in Brazil under the concession regime for oil and gas resulted in a net reversal of impairment losses of US$ (103). Cash flow projections were based on financial budgets/forecasts approved by management and the post-tax
discount rates (excluding inflation) derived from the WACC for the E&P business of 7.4% p.a. at December 31, 2018. This amount comprises:
Impairment losses totaling US$ 1,054 primarily related to CGUs Camorim (US$ 140), Linguado (US$ 139), Piranema (US$ 93), Guaricema (US$ 92), Juruá (US$ 91), Bicudo (US$ 83), Caioba (US$ 61),
Pper-1
group (US$ 49), Garoupinha (US$ 39), Frade (US$ 39), Castanhal (US$ 36) and Papa Terra (US$ 35). These losses were substantially due to higher estimates of future decommissioning costs driven by costs related to subsea facilities and equipment and depreciation of the Brazilian real against the U.S. dollar.
Reversals of impairment totaling US$ 530 primarily from the CGUs Cvit group (US$ 158), Uruguá group (US$ 151), Ceará Mar group (US$ 50), Dom João (US$ 23), Miranga group (US$ 16), Fazenda Belém group (US$ 13) and Bijupirá-Salema group (US$ 13), due to upward revision in the estimated production curves following a review of certain projects investments, as set out in the BMP 2019-2023.

a3) Producing properties in Brazil – 2017
Impairment assessment for producing properties in Brazil under the concession regime for oil and gas resulted in a net reversal of impairment losses of US$ 870. Cash flow projections were based on financial budgets/forecasts approved by management and the post-tax
discount rates (excluding inflation) derived from the WACC for the E&P business of 7.6% p.a. at December 31, 2017. This amount comprises:

•
Reversals of impairment totaling US$ 1,733 primarily from North group (US$ 912),
Espadarte and Papa-Terra
fields (US$ 125 and US$ 122),
Uruguá
group (US$ 100),
Pampo
field (US$ 91),
Fazenda Alegre
group (US$ 45),
Cidade de São Mateus
group (US$ 44),
Riachuelo
field (US$ 40),
Fazenda Imbé
group (US$ 28),
Fazenda Bálsamo
field (US$ 26),
Peroá
group (US$ 25),
São Mateus
group (US$ 19) and
Riacho da Forquilha
field (US$ 18). These reversals substantially reflected the lower post-tax
real discount rate, the approval of investments in enhancing recovery of mature fields and the lower tax burden set forth in the new tax rules applicable to the oil and gas industry (see note 21.4).

•
Impairment losses totaling US$ 863 mainly related to CGUs
Piranema
(US$ 227),
Salgo
(US$ 104)
Ceara Mar
group (US$ 95), Cvit group (US$ 63),
Miranga
group (US$59),
Fazenda
Belém group (US$ 49),
Frade
(US$ 40)
Dom João
(US$ 27) and
Candeias
(US$ 18). These losses were substantially driven by an expected acceleration of production cessation reflecting an optimization of investment portfolio, as well as by a lower risk-adjusted discount rate for decommissioning costs, which also increased the costs of assets related to the abandonment and dismantling of these areas.

b1) Transpetro’s fleet of vessels – 2019
The depreciation of Reais against U.S. Dollars used in the projections of the Strategic Plan 2020-2024, compared to the assumptions used in the previous plan, had a positive effect on the cash generation projected in Reais for the CGU, given that freight rates (cash inflows) are quoted in U.S. dollars. Thus, a US$ 103 reversal of impairment was accounted for in 2019. The post-tax
discount rate (excluding inflation) in constant currency applied to the transportation sector ranged from 4.3% p.a. to 5.8% p.a.
b2) Transpetro’s fleet of vessels – 2018
The lower freight rates projected in PNG 2019-2023 significantly affected impairment assessment of the Transpetro’s fleet of vessels, resulting in the recognition of impairment losses in the amount of US$ 428 in 2018. The post-tax
discount rates (excluding inflation) applied to the transportation sector ranged from 3.8% p.a. to 6.6% p.a.
c1) Oil and gas production and drilling equipment in Brazil – 2019
The Company decided to discontinue the use of
P-37
platform in Marlim field, resulting in its exclusion of North group and its independent assessment for impairment, resulting in losses in the amount of US$ 307.
c2) Oil and gas production and drilling equipment in Brazil – 2018
In 2018, impairment losses for oil and gas production and drilling equipment in Brazil that were not directly related to oil and gas producing properties amounted to US$ 197, as a result of: i) ceased operation of the single buoy mooring Monobóia 2 – PDET (US$ 172); ii) lower fair value of certain equipment related to the FPSO
P-72
and
P-
73 that could not be committed to other projects, when compared to their carrying amount (US$ 24).
c3) Oil and gas production and drilling equipment in Brazil – 2017
In 2017, impairment losses amounted to US$ 363 as a result of: i) lower fair value of certain equipment related to the FPSO
P-72
and
P-
73 that could not be committed to other projects, when compared to their carrying amount (US$ 127); ii) decommissioning of a crane and launch ferry (US$ 114) and iii) hibernation of equipment of Inhaúma Shipyard excluded from the initial scope of Inhauma logistic center (US$ 125).
d1) Fertilizer Plant - UFN III – 2019
Following the Company’s decision to quit the conclusion of this plant, this asset was written-off,
in the amount of US$ 200.
d2) Fertilizer Plant - UFN III – 2018
An impairment loss of US$ 114 was recognized for the fertilizer plant UFN III (
Unidade de Fertilizantes e Nitrogenados
III) due to its lower fair value.

e1) Comperj - 2019
Impairment losses amounted to US$ 209, the investments made due to the Conduct Adjustment Declaration (“TAC”) to close the public civil action requesting the environmental licensing of Comperj, as well as to the investments made in the first refining unit facilities of Comperj, which are part of the infrastructure for transporting and processing natural gas from the pre-salt
layer in the Santos Basin.
e2) Comperj - 2018
As set forth in BMP 2019-2023, the resumption of the Comperj project still depends on new partnerships. However, the construction of Comperj’s first refining unit facilities that will also support the natural gas processing plant (UPGN) are in progress as the facilities are part of the infrastructure for transporting and processing natural gas from the pre-salt
layer in the Santos Basin. Nevertheless, due to the interdependence between such infrastructure and Comperj first refining unit, the Company recognized additional impairment charges, totaling US$ 47 in 2018.
e3) Comperj - 2017
In 2017, the resumption of the Comperj project was still depending on new partnerships. Accordingly, due to the same aforementioned reasons, the Company recognized impairment charges, in 2017, totaling US$ 51.
f1) Second refining unit in RNEST – 2019
The cash flows to measure the value in use of the second refining unit in RNEST take into account the postponing of the beginning of the operation to three years and eight months, triggering impairment losses in the amount of US$ 534. The real discount rate applied was 7.8% p.a.
post-tax
discount rate derived from the WACC for the refining business, reflecting a specific risk premium for the postponed project.
f2) Second refining unit in RNEST – 2018
The impairment assessment over the second refining unit in RNEST resulted in the recognition an impairment loss amounting to US$ 22, as its start-up
was postponed by five months. The real discount rate applied was 7.3% p.a.
post-tax
discount rate derived from the WACC for the refining business, reflecting a specific risk premium for the postponed project.
f3) Second refining unit in RNEST - 2017
An impairment loss of US$ 464 was recognized for the second refining unit in RNEST. Cash flow projections were based on: financial budgets/forecasts approved by Management; and an 7.7% p.a.
post-tax
discount rate (excluding inflation) derived from the WACC for the refining business, reflecting a specific risk premium for the postponed project. The impairment loss was mainly attributable to: (i) higher costs of raw materials and ii) lower refining margin, as set forth in BMP 2018-2022.
g1) Oil and gas production and drilling equipment abroad - 2019
In January 2020, the sale of drillship Sonda Vitória 10,000
(NS-30),
owned by Drill Ship International B.V.—DSI, a subsidiary of PIB BV, was closed. Thus, impairment losses in the amount of US$ 333 were reconized, due to the difference between the expected sale value and its carrying amount.
h1) Producing properties abroad – 2018
The Company recognized an impairment loss in the amount of US$ 715 with respect to producing properties of oil and gas activities in the Gulf of Mexico. The impairment loss was primarily driven by changes in operational assumptions and discount rate considering the terms of the agreement between the Company and Murphy Oil Corporation in order to establish a joint venture through such assets.
h2) Producing properties abroad – 2017
In 2017, impairment losses of US$ 128 were recognized for E&P assets located in the United States, principally reflecting the expected cessation of production and definitive abandonment of operation in Hadrian South field. Cash flow projection were based on: financial budgets/forecasts approved by Management; 5.7% p.a.
post-tax
real discount rate (5.5% p.a. in 2016) derived from the WACC for the E&P business in United States.

i) GASFOR II – 2018
Management decided to halt the development of the GASFOR II project, carried out by TAG, for an extended period. Accordingly, this asset was excluded from the Natural Gas CGU and its impairment test was performed separately. Due to its halt, it is not possible to estimate future cash flows arising from the use of this asset, resulting in the recognition of impairment losses in the amount equal to the carrying amount thereof (US 59).
j) Fertilizer Plants - 2017
The Company decided to halt its operations in the fertilizer plants
Camaçari-BA
(FAFEN-BA)
and
Laranjeiras-SE
(FAFEN-SE),
following its plans to optimize its investment portfolio as set out in BMP 2018-2022, thereby, being removed from the Gas & Power CGU, assessed for impairment separately and their cash flow projections for the period covered by the BMP 2018-2022 were not able to be estimated. Accordingly, an impairment loss amounting to US$ 412 was recognized in 2017 with respect to these fertilizer plants.
k) Panamax vessels – Transpetro - 2017
In December 2017, the decision to hibernate the construction of three vessels of PANAMAX project
(EI-512,
EI-513
and
EI-514)
triggered their removal from the Transpetro’s fleet of vessels CGU. These assets were assessed for impairment separately and, as a result, the Company accounted for an impairment loss for the total carrying amounts of these assets (US$ 112).
l) Araucária - 2017
Indications of impairment were identified during this period, such as lower sales volume and prices, as well as higher production costs. Therefore, the Company assessed the related assets for impairment and, as a result, an impairment charge of US$ 70 was recognized primarily in the second quarter of 2017 due to negative cash flow projections that were based on financial budget and forecasts approved by the management and a post-tax
real discount rate of 6.6% p.a. derived for the weighted average cost of capital (WACC) for the fertilizer business.
i) Conecta and DGM – 2017
Following prices forecast and current agreements of natural gas supply in Uruguay, the Company recognized impairment losses for intangible assets and property, plant and equipment, in the amount of US$ 38, with respect to concession agreements for natural gas distribution carried out by the subsidiaries Conecta and DGM.
25.1.1. Assets most sensitive to future impairment
Whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGU most sensitives to future impairment losses, presenting recoverable amounts up to 10% higher than their current carrying amount. Changes in material assumptions for impairment testing may result in the recognition of additional impairment charges on such assets in future periods.

	12.31.2019
	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Producing properties relating to oil and gas activities in Brazil (7 CGUs)	E&P	10,149	10,626	(585)
Thermoelectric plants	G&P	1,948	2,051	(102)

(*)	It is based on a 10% reduction in the recoverable amount of CGUs.
25.1.2. Accounting policy for impairment of property, plant and equipment and intangible assets
Property, plant and equipment and intangible assets with definitive lives are tested for impairment when there is an indication that the carrying amount may not be recoverable. Assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (CGU). Note 4.3 presents detailed information about the Company’s CGUs.
Assets related to development and production of oil and gas assets (fields or group of fields) that have indefinite useful lives, such as goodwill, are tested for impairment annually, irrespective of whether there is any indication of impairment.
Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes. When specifically indicated, the Company assesses differences between its assumptions and assumptions that would be used by market participants in the determination of the fair value of an asset or CGU.

Value in use is estimated based on the present value of the risk-adjusted (for specific risks) future cash flows expected to arise from the continuing use of an asset or cash-generating unit, discounted at pre-tax
discount rates obtained from the Company’s
post-tax
weighted average cost of capital (WACC). Cash flow projections are mainly based on the following assumptions: foreign exchange rates and prices based on the Company’s most recent strategic plan; production curves associated with existing projects in the Company’s portfolio, operating costs reflecting current market conditions, and investments required for carrying out the projects.
Reversal of previously recognized impairment losses may occur for assets other than goodwill.
25.2. Assets classified as held for sale
In 2019, as a result of the Company’s Board of Director approvals for the sale of several assets of the E&P segment, according to note 30, the Company recognized reversals in the amount of US$ 558, considering the net fair value of disposal expenses, mainly in the following assets:

•	Pampo and Enchova Project - 10 concessions located in shallow waters in the Campos Basin with impairment reversal of US$ 494 in Badejo, Bicudo, Linguado, Pampo and Trilha fields;

•	Bispo Project – impairment reversal in the amount of US$ 84 in Frade field;

•	Mangalarga 2 Project - impairment reversal in the amount of US$ 67 in Maromba field;

•	PO&G B.V. - Sale of Petrobras Oil & Gas B.V. (PO & GBV), a subsidiary of PIB BV, with impairment losses in the amount of US$ 89;
In 2018, following the Company’s Board of Director approvals for the disposal of certain assets, impairment reversals were accounted for amounting to US$ 115 for assets held for sale, including the effects arising from the sale of onshore producing fields located in Potiguar basin.
In 2017, impairment losses amounting to US$ 355 on assets held for sale were primarily attributable to the sale of 25% interest in Roncador field.
The accounting policy for assets and liabilities held for sale is set out in note 30.4.
25.3. Investments in associates and joint ventures (including goodwill)
Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth
rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax
discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM), when applicable.
25.3.1. Accounting policy for impairment of associates and joint ventures
Investments in associates and joint ventures are tested individually for impairment. When performing impairment testing of an equity-accounted investment, goodwill, if it
exists, is also considered part of the carrying amount to be compared to the recoverable amount.
Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.
25.3.2. Investment in publicly traded associate
Braskem S.A.
Braskem’s shares are publicly traded on stock exchanges in Brazil and abroad. As of December 31, 2019, the quoted market value of the Company’s investment in Braskem was US$ 2,223 based on the quoted values of both Petrobras’ interest in Braskem’s common stock (47% of the outstanding shares), and preferred stock (22% of the outstanding shares). However, there is extremely limited trading of the common shares, since non-signatories
of the shareholders’ agreement hold only approximately 3% of the common shares.

Given the operational relationship between Petrobras and Braskem, the recoverable amount of the investment for impairment testing purposes was determined based on value in use, considering future cash flow projections and the manner in which the Company can derive value from this investment via dividends and other distributions to arrive at its value in use. As the recoverable amount was higher than the carrying amount, no impairment losses were recognized for this investment.
Cash flow projections to determine the value in use of Braskem were based on the following key assumptions:

•	Estimated average exchange rate of R$ 3.85 to U.S.$1.00 in 2019 (converging to R$ 3.60 in the long-term);

•	Average Brent crude oil price at US$ 65 in 2020, same price in the long-term;

•	Prices of feedstock and petrochemical products reflecting projected international prices;

•	Petrochemical products sales volume estimates reflecting projected Brazilian and global G.D.P growth;

•	Post-tax real discount rate (excluding inflation) of 8.9%p.a., considering cash flows from dividends; and

•	Increases in the EBITDA margin during the growth cycle of the petrochemical industry in the next years and declining in the long-term.
BR Distribuidora
In July 2019, Petrobras further reduced its stake in BR Distribuidora in a follow-on
secondary offering of its shares, following which BR Distribuidora became an associate. The equity-accounted investment in BR Distribuidora at December 31, 2019 amounted to US$ 2,684, equivalent to US$ 6.14 (R$ 24.76) per common share. Information on the market value since the date of the transaction presents the following values per common share:

•	On December 30, 2019 – US$ 7.46

•	Average through the period – US$ 6.87

•	Highest quotation in the period – US$ 7.55 (December 27, 2019)

•	Lowest quotation in the period – US$ 6.45 (July 23, 2019)
As the fair value of BR is higher than the investment accounted for on the period, the Company estimate this investment is recoverable.
25.3.3. Investments in state-controlled natural gas distributors
In 2019, impairment assessments on investments in state-controlled natural gas distributors did not give rise to any indication that these assets would be impaired, which carrying amount is US$ 1,313.
Post-tax
real discount rate (excluding inflation) used in such assessment was 5.3% p.a..
25.3.4. Impairment losses on equity-method investments
In 2019, the Company recognized an impairment loss of US$ 4 as results in equity-accounted investments.
In 2018, the Company accounted for a US$ 28 reversal of impairment losses previously recognized as results in equity-accounted investments, substantially attributable to POGBV and Riograndense refinery (RPR).
In 2017, the Company recognized an impairment loss of US$ 20 as results in equity-accounted investments, substantially attributable to the investees Logum, Belém Bioenergia Brasil and Refinaria de Petróleo Riograndense.